Other Assets - Summary of Other Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of other assets [abstract]
Accrued interest	$ 4,969	$ 5,352
Accounts receivable and prepaids	2,750	2,118
Current tax assets	2,649	2,374
Margin deposits on derivatives	13,304	9,976
Segregated fund assets	1,006	1,231
Pension assets (Note 27)	1,036	684
Receivable from brokers, dealers and clients	4,597	3,244
Other	5,056	5,322
Total	$ 35,367	$ 30,301